Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 13.5%
Entertainment 5.8%
Activision Blizzard, Inc.	134,345	12,494,085
Live Nation Entertainment, Inc.*	88,693	7,507,863
Netflix, Inc.*	26,558	13,854,246
Roku, Inc.*	17,555	5,718,892
Spotify Technology SA*	48,275	12,935,286
Walt Disney Co.*	55,872	10,309,502
		62,819,874
Interactive Media & Services 6.7%
Alphabet, Inc. “A”*	11,302	23,310,601
Alphabet, Inc. “C”*	13,071	27,039,063
Facebook, Inc. “A”*	39,220	11,551,466
Match Group, Inc.*	79,194	10,879,672
		72,780,802
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.*	90,175	11,298,026
Consumer Discretionary 14.5%
Diversified Consumer Services 1.6%
Chegg, Inc.*	80,997	6,938,203
Terminix Global Holdings, Inc.*	220,577	10,514,906
		17,453,109
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc. “A”* (a)	6,280	1,180,263
DraftKings, Inc. “A”*	63,474	3,892,860
McDonald's Corp.	50,508	11,320,863
Planet Fitness, Inc. “A”*	65,869	5,091,674
		21,485,660
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.*	18,377	56,859,908
Multiline Retail 0.8%
Dollar General Corp.	42,781	8,668,286
Specialty Retail 4.4%
Burlington Stores, Inc.*	37,397	11,174,224
CarMax, Inc.*	93,173	12,360,330
Home Depot, Inc.	82,498	25,182,514
		48,717,068
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc.*	18,519	5,679,963
Consumer Staples 2.7%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	32,017	11,285,352

Food Products 1.0%
Mondelez International, Inc. "A"	179,746	10,520,534
Personal Products 0.7%
Estee Lauder Companies, Inc. “A”	25,779	7,497,822
Financials 4.4%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	138,176	15,431,496
Consumer Finance 0.5%
American Express Co.	42,953	6,075,272
Insurance 2.5%
Progressive Corp.	281,670	26,930,469
Health Care 10.4%
Biotechnology 0.6%
Exact Sciences Corp.*	51,505	6,787,329
Health Care Equipment & Supplies 4.8%
Danaher Corp.	80,208	18,053,217
DexCom, Inc.*	42,500	15,274,075
Hologic, Inc.*	196,329	14,602,951
The Cooper Companies, Inc.	12,082	4,640,575
		52,570,818
Life Sciences Tools & Services 3.8%
Charles River Laboratories International, Inc.*	31,161	9,031,393
Thermo Fisher Scientific, Inc.	70,826	32,323,570
		41,354,963
Pharmaceuticals 1.2%
Zoetis, Inc.	78,426	12,350,526
Industrials 8.4%
Aerospace & Defense 0.4%
TransDigm Group, Inc.*	6,849	4,026,664
Building Products 0.6%
Trex Co., Inc.* (a)	67,721	6,199,180
Electrical Equipment 2.3%
AMETEK, Inc.	111,784	14,278,170
Generac Holdings, Inc.*	33,593	11,000,028
		25,278,198
Industrial Conglomerates 1.1%
Roper Technologies, Inc.	30,517	12,308,727
Machinery 0.3%
Deere & Co.	9,284	3,473,516
Professional Services 2.4%
TransUnion	167,212	15,049,080
Verisk Analytics, Inc.	61,989	10,952,836
		26,001,916

Road & Rail 1.3%
Norfolk Southern Corp.	28,991	7,784,663
Uber Technologies, Inc.*	120,556	6,571,508
		14,356,171
Information Technology 42.3%
IT Services 8.1%
Fiserv, Inc.*	139,413	16,595,724
Global Payments, Inc.	71,063	14,324,880
PayPal Holdings, Inc.*	31,349	7,612,791
Snowflake, Inc. “A”*	1,364	312,738
Twilio, Inc. “A”* (a)	42,553	14,500,360
Visa, Inc. “A” (a)	167,495	35,463,716
		88,810,209
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	119,713	9,397,470
Analog Devices, Inc.	57,890	8,977,581
Applied Materials, Inc.	100,445	13,419,452
MKS Instruments, Inc.	33,486	6,208,974
NVIDIA Corp.	40,674	21,717,069
		59,720,546
Software 20.3%
Adobe, Inc.*	45,528	21,642,645
Alteryx, Inc. “A”*	26,452	2,194,458
Avalara, Inc.*	21,544	2,874,616
DocuSign, Inc.*	43,622	8,831,274
Dynatrace, Inc.*	131,596	6,348,191
Intuit, Inc.	30,247	11,586,416
Microsoft Corp.	412,197	97,183,687
Nuance Communications, Inc.*	330,518	14,423,805
Proofpoint, Inc.*	67,417	8,480,384
RingCentral, Inc. "A"*	17,759	5,290,051
salesforce.com, Inc.*	60,032	12,718,980
ServiceNow, Inc.*	33,052	16,529,636
Synopsys, Inc.*	54,668	13,545,637
		221,649,780
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	746,426	91,175,936
Materials 1.4%
Chemicals 0.8%
Ecolab, Inc.	40,205	8,606,684
Construction Materials 0.6%
Vulcan Materials Co.	37,640	6,351,750
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	13,629	9,262,132
Prologis, Inc.	75,706	8,024,836
		17,286,968
Total Common Stocks (Cost $388,828,393)		1,081,813,522

Securities Lending Collateral 5.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $56,719,249)	56,719,249	56,719,249

Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 0.04% (b) (Cost $1,075,840)	1,075,840	1,075,840

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $446,623,482)	104.5	1,139,608,611
Other Assets and Liabilities, Net	(4.5)	(48,770,375)
Net Assets	100.0	1,090,838,236
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 5.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
60,706,321	—	3,987,072 (d)	—	—	4,773	—	56,719,249	56,719,249
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 0.04% (b)
5,792,769	43,810,052	48,526,981	—	—	500	—	1,075,840	1,075,840
66,499,090	43,810,052	52,514,053	—	—	5,273	—	57,795,089	57,795,089
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $56,296,886, which is 5.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,081,813,522	$—	$—	$1,081,813,522
Short-Term Investments (a)	57,795,089	—	—	57,795,089
Total	$1,139,608,611	$—	$—	$1,139,608,611
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH1
R-080548-1 (1/23)